INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Tables
Schdule of Inventory

	December 31, 2017	December 31, 2016	January 1, 2016

Process material stockpiles	$3,565,892	$2,604,720	$2,434,943
Concentrate inventory	3,436,879	1,895,808	159,998
Materials and supplies	2,099,486	1,303,484	737,598
	$9,102,257	$5,804,012	$3,332,539